WARRANTS	6 Months Ended
Jun. 30, 2022
Warrants
WARRANTS

NOTE 16: WARRANTS

As of June 30, 2022, there were 14,438 thousand warrants to purchase common stock outstanding, consisting 7,188 thousand public warrants (“Public Warrants”) and 7,250 thousand private placement warrants (“Private Warrants”), (collectively, “Warrants”) that were transferred via the Business Combination described in Note 3. Each whole Warrant entitles the holder to purchase one ordinary share of Kalera stock at a price of $11.50 per share, subject to adjustment. The Warrants will become exercisable on the later twelve months from the closing of Agrico’s Public Offering and 30 days after the completion of the initial Business Combination. Only a whole warrant may be exercised at a given time by a warrant holder. No fractional warrants will be issued upon separation of the units and only whole warrants will trade. The warrants will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.

KALERA PUBLIC LTD CO. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Once the warrants become exercisable, the Company may redeem the Public Warrants:

●	In whole and not in part;

●	At a price of $0.01 per warrant;

●	Upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

●	If, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third trading day prior to the notice of the redemption is given to the warrant holders (the “Reference Value”).

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The Private Placement Warrants are identical to the Public Warrants, except that the Private Warrants (i) will not be transferable, assignable or salable until the completion of the initial Business Combination and (ii) will be entitled to registration rights.

Both the Public and Private Warrants qualify for equity treatment in accordance with GAAP per guidance under ASC Topic 815 as they meet the indexation rule and there is no net cash settlement requirement on the Company.